Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The information contained herein has been prepared by Movella Inc. (the “Company”) in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The consolidated financial statements include the accounts of the Company, its wholly-owned and majority-owned subsidiaries, and joint ventures in which the Company is the primary beneficiary. All significant intercompany accounts and transactions have been eliminated in consolidation. The consolidated financial statements reflect all adjustments, consisting of only normal recurring accruals, except otherwise disclosed herein, which are, in the opinion of management, necessary for a fair statement of the results of the periods presented. Certain prior period amounts were reclassified to conform to the current period presentation. These reclassifications did not affect total revenues, costs and expenses, net loss, assets, liabilities or stockholders’ deficit.
On June 30, 2021, the Company dissolved its majority owned subsidiary Ten Degrees, Inc. (“TDI”) subsequent to the asset sale to Inpixon on August 19, 2020.

Liquidity
Liquidity
The Company has prepared its consolidated financial statements assuming that the Company will continue as a going concern. The Company has incurred recurring losses from continuing operations and net cash used in operating activities including a net loss from continuing operations of $33.0 million and net cash used in operating activities of $14.6 million for the year ended December 31, 2022. The Company has cash and cash equivalents of $14.3 million; there are restrictions on the Company’s ability to transfer cash and cash equivalents of $0.7 million held outside of the U.S. by its subsidiaries in China and $1.5 million held by its joint venture entity in China as of December 31, 2022. The continuation of the Company as a going concern is dependent upon, among other things, the continued financial support from its investors to fund operations, the ability of the Company to obtain necessary equity or debt financing, and the attainment of profitable operations.
On February 10, 202
3
,
 the Company consummated the Business Combination Agreement with Pathfinder Acquisition Corporation whereby through a series of transactions, the Company received approximately $60.3 million of net cash proceeds after transaction costs. See Note 18.
Subsequent Events
for additional details. The Note Purchase Agreement also contains a financial covenant requiring the Company and its subsidiaries to achieve positive EBITDA on a consolidated basis for the most recently ended four-quarter period, commencing with the last day of the fiscal quarter ending June 30, 2024 and as of the last day of each fiscal quarter thereafter.
With the cash on hand at December 31, 2022, and the net cash received from the consummation of the Business Combination Agreement with Pathfinder Acquisition Corporation, the Company believes the actions it has taken, and the measures it may take in the future, will provide sufficient liquidity to fund operations and capital expenditures over the next twelve months mitigating the conditions that caused there to be substantial doubt about the Company’s ability to continue as a going concern.
The Company may seek to raise additional capital, which could be in the form of loans, convertible debt or equity, to fund future operating requirements and capital expenditures. The Company’s liquidity is highly dependent on its ability to increase revenues, control operating costs, and raise additional capital. The Company continues to closely monitor expenses to assess whether any immediate changes are necessary to enhance its liquidity. There can be no assurance that the Company will be able to raise additional capital on favorable terms, or execute on any other means of improving liquidity as described above.
Discontinued Operations
In July 2021, the Company discontinued its components business due to recurring operating losses, per the determination of management and the Company’s Board of Directors. In accordance with Accounting Standards Codification (“ASC”)
205-20,
Presentation of Financial Statements – Discontinued Operations
, the result of operations and financial positions of the components business have been reclassified to discontinued operations for all periods presented as the exit of the components business represents a strategic shift that had a major effect on the Company’s results of operations. See Note 5.
Discontinued Operations
for more information.

Reclassifications
Reclassifications
Certain reclassifications have been made to the Company’s consolidated financial statements for the year ended December 31, 2021, to conform to the current period’s consolidated financial statement presentation. The reclassifications had no impact on total revenues, expenses, assets, liabilities, stockholders’ deficit, cash flows from operating activities, cash flows from investing activities, or cash flows from financing activities for all periods presented.

Use of Estimates
Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Such estimates include, but are not limited to, measurement of valuation allowances relating to accounts receivable, inventories and deferred tax assets; estimates of future payouts for customer incentives and allowances and warranties; uncertain tax positions; incremental borrowing rates; fair values of stock-based compensation, embedded derivatives, the Pre-Close Notes, and valuation of common stock, preferred stock and warrants; estimates and assumptions used in connection with business combinations; useful lives of long-lived assets including intangible assets and property and equipment; revenue recognition; and future cash flows used to assess and test for impairment of goodwill and long-lived assets, if applicable. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.
Due to the Coronavirus
(“COVID-19”)
pandemic, there has been uncertainty and disruption in the global economy and financial markets. The Company is not aware of any specific event or circumstance that would require a material update to its estimates or judgments or an adjustment of the carrying value of its assets or liabilities as of December 31, 2022. However, these estimates may change as new events occur and additional information is obtained, as well as other factors related to
COVID-19
that could result in material impacts to the Company’s consolidated financial statements in future reporting periods.

Foreign Currency Translation and Transactions
Foreign Currency Translation and Transactions
The Company predominantly uses the Euro as its functional currency and the United States Dollar as its reporting currency. Assets and liabilities denominated in
non-U.S.
currencies are remeasured into U.S. dollars at current exchange rates for monetary assets and liabilities and at historical exchange rates for non-monetary
assets and liabilities. Revenue, costs and expenses denominated in
non-U.S.
currencies are recorded in U.S. dollars at the average rates of exchange prevailing during the period. The Company includes gains or losses from foreign currency remeasurement in other income, net in the consolidated statements of operations. Certain
non-U.S.
subsidiaries designate the local currency as their functional currency, and the Company records the translation of their assets and liabilities into U.S. dollars using the current exchange rate at the balance sheet date as translation adjustments and includes them as a component of accumulated other comprehensive income in the consolidated balance sheets.

Segment Reporting
Segment Reporting
The Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker (“CODM”). The CODM allocates resources and makes operating decisions based on financial information presented on a consolidated basis. The profitability of the Company’s product group is not a determining factor in allocating resources and the CODM does not evaluate profitability below the level of the consolidated company. Accordingly, the Company has determined that it has a single reportable segment and operating segment structure.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company’s cash and cash equivalents include cash held in checking and savings accounts and highly liquid securities with original maturity dates of three months or less from the original date of purchase. Approximately $4.1 million and $5.1 million of the Company’s cash and cash equivalents balance were held outside of the U.S. as of December 31, 2022 and December 31, 2021, respectively. There are restrictions on the Company’s ability to transfer cash and cash equivalents of $0.7 million held outside of the U.S. by its subsidiaries in China and $1.5 million held by its joint venture entity in China as of December 31, 2022.

Debt Instruments
Debt Instruments
Convertible Notes
The Company evaluates embedded features within convertible notes that will be settled in shares upon conversion under ASC 815
Derivatives and Hedging
(“ASC 815”) to determine whether the embedded feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If an embedded derivative is bifurcated from share-settled convertible debt, the Company records the debt component at cost less a debt discount equal to the bifurcated derivative’s fair value. The Company amortizes the debt discount over the life of the debt instrument as additional non-cash
interest expense utilizing the effective interest method. The convertible debt and the derivative liability are presented in total on the consolidated balance sheet. The derivative liability will be remeasured at each reporting period with changes in fair value recorded in the consolidated statements of operations in other income (expense), net.

Pre-Close
Notes
As permitted under ASC 825,
Financial Instruments
the Company has elected the fair value option to account for its
Pre-Merger
Senior Secured Notes (the
“Pre-Close
Notes”) primarily to avoid the separate recognition of certain linked instruments in the consolidated statements of operations. In accordance with ASC 825, the Company records the
Pre-Close
Notes at fair value with changes in fair value recorded as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss. As a result of applying the fair value option, $2.4 million of direct costs and fees related to the issued
Pre-Close
Notes and unissued Venture Linked Notes were expensed upon execution of the Note Purchase Agreement in November 2022.

Deferred Payout
Deferred Payout
On September 23, 2020, the Company acquired 100% of the issued and outstanding equity of Kinduct Technology, Inc. (“Kinduct”), a privately held company, in the business of developing intelligent health, fitness, and sport performance software. Related to the acquisition of Kinduct the Company agreed to three deferred cash installment payments totaling $10.0 million with a fair value of $9.4 million. The deferred payout schedule was $2.0 million due on March 23, 2021, $2.0 million due on September 23, 2021, and $6.0 million due on March 23, 2022. As of December 31, 2022, the Company had paid $4.0 million for the first two deferred cash installment payments with the remaining $6.0 million of installment payments partially satisfied with an exchange of $1.1 million owed under the deferred payout for convertible notes. See Note 6.
Debt
and Note 16.
Related Party Transactions
for more information on the convertible notes. Any amounts that remain due and payable under the deferred payout agreement are accruing interest at 12% until paid in full. On December 16, 2022, the Company reached an agreement with the former owners of Kinduct to satisfy in full the remaining balance of the deferred payout, with $1.0 million paid on Dece
m
ber 20, 2022 and quarterly installments of $0.5 million due beginning March 31, 202
3
unless payment is accelerated under the terms of the deferred payout agreement (an “Acceleration Event”)
. As of December 31, 2022
,
the Company owed $4.3 million to the sellers of Kinduct under the deferred payout agreement. On February 10, 2023
,
 an Acceleration Event occurred and the Company satisfied the deferred payout liability in full on February 13, 2023. Refer to Note 17.
Commitments and Contingencies
and Note 18.
Subsequent Events
for more information on the deferred payout.

Inventories and Provision for Excess and Obsolete Inventory
Inventories and Provision for Excess and Obsolete Inventory
Inventory consists of raw materials,
work-in-progress
and finished goods representing the sensor modules, components, and motion capture systems. Inventories are stated at lower of standard cost (which approximates actual cost on a first-in,
first-out
basis) or net realizable value determined at an appropriate unit of account. The Company records inventory write-downs for potentially excess or obsolete inventory based on forecasted demand, usage, economic trends, technological obsolescence of its products and transition of inventory related to new product releases. At the point of loss recognition, a new, lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Property, Plant and Equipment, net
Property, Plant and Equipment, net
Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed for financial reporting purposes using the straight-line method over their estimated useful lives. Leasehold improvements are amortized over the shorter of their useful life or the remaining lease term. Expenditures for maintenance and repairs are charged to operations in the period in which the expense is incurred. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed, and any resulting gain or loss is recorded as a component of operating expenses in the consolidated statement of operations. The estimated useful lives of property and equipment are as follows:

Estimated useful lives

Office equipment	5 years
Computer hardware	3 to 5 years
Lab equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	2 to 5 years
Computer software	3 to 5 years
Production equipment	3 years
The Company evaluates the recoverability of the carrying amount of its property and equipment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be fully recoverable. A potential impairment charge is evaluated when the undiscounted expected cash flows derived from an asset group are less than its carrying amount. Impairment losses are measured as the amount by which the carrying value of an asset group exceeds its fair value and are recognized in operating results. Judgment is used when applying these impairment rules to determine the timing of the impairment test, the undiscounted cash flows used to assess impairments and the fair value of the asset group.

Goodwill
Goodwill
Goodwill represents the excess of the purchase price in a business combination over the fair value of net assets acquired. Goodwill amounts are not amortized, but rather tested for impairment at least annually in the fourth quarter of each year. For the years ended December 31, 2022 and 2021, the Company performed its annual goodwill impairment assessment and concluded that there was no impairment related to goodwill.

Acquired Intangible Assets
Acquired Intangible Assets
The Company’s intangible assets include developed technology, customer relationships, patents, trademarks and non-compete
agreements. Intangible assets are stated at cost less accumulated amortization and are amortized over their estimated useful lives using the straight-line method. Acquired intangible assets and long-lived assets are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of an asset group containing these assets may not be recoverable. For the years ended December 31, 2022 and 2021, the Company recognized $7.2 million and nil, respectively, of impairment losses. The estimated useful lives of intangible assets are as follows:

Estimated useful lives
Developed technology	5 to 10 years
Customer relationships	2 to 3 years
Patents and trademarks	10 years
Non-compete agreements	2 years

Derivative Financial Instruments
Derivative Financial Instruments
The Company evaluates stock warrants, debt instruments and other contracts to determine if those contracts or embedded components of those contracts qualify as derivative financial instruments to be separately accounted for under the relevant sections of ASC 815. When contracts contain embedded derivatives that are bifurcated from host contracts, the fair value of a financial instrument is classified as a derivative financial instrument and is marked-to-market
at each balance sheet date and recorded as an asset or liability. The change in fair value is recorded in the consolidated statements of operations as other income or other expense. Upon conversion, exercise or expiration of a derivative financial instrument, the instrument is marked to fair value.

Non-marketable Equity Securities
Non-marketable
Equity Securities
The Company’s
non-marketable
equity securities primarily comprise of shares of a privately held company which the Company received in 2021 as consideration for a licensing arrangement. See Note 5.
Discontinued Operations
for more details on the licensing arrangement. The Company does not have significant influence over the privately held company and these equity securities do not have readily determinable fair values, as such the Company accounted for these equity securities using a measurement alternative in accordance with ASC 321,
Investments—Equity Securities
, which allows entities to measure these investments at cost, less any impairment, adjusted for changes from observable price changes in orderly transactions for identifiable or similar investments of the same issuer.
The Company determined that there were no transactions with observable prices related to the non-marketable
equity securities, and that there were no indicators of impairment related to the non-marketable
equity securities for the years ended December 31, 2022 and 2021.

Revenue Recognition
Revenue Recognition
The Company follows the guidance in ASC 606,
Revenue from contracts with customers
(“ASC 606”). Per ASC 606, revenue is recognized when a customer obtains control of promised products and services and the Company has satisfied its performance obligations. The amount of revenue recognized reflects the consideration which the Company expects to be entitled to receive in exchange for the products and services. To achieve this core principle, the Company applies the five step revenue recognition model prescribed by ASC 606:
Step 1. Identification of the contract(s) with a customer;
Step 2. Identification of the performance obligations in the contract(s);
Step 3. Determination of the transaction price;
Step 4. Allocation of the transaction price to the performance obligation(s);
Step 5. Recognition of the revenue when, or as, the Company satisfies a performance obligation.
The Company accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.
The Company’s performance obligations are established when a customer submits a purchase order notification (in writing, electronically or verbally) for goods and services, and the Company accepts the order. The Company identifies performance obligations as the delivery of the requested product or service in appropriate quantities and to the location specified in the customer’s contract and/or purchase order. The Company generally recognizes revenue upon the satisfaction of these criteria when control of the product or service has been transferred to the customer at which time it has an unconditional right to receive payment. The Company’s prices are fixed and have no history of being affected by contingent events that could impact the transaction price. The Company does not offer price concessions and does not accept payment that is less than the price stated when it accepts the purchase order.

Revenue is recognized upon transfer of control of products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. The Company enters into contracts that may include various combinations of products and services which are generally capable of being distinct and accounted for as separate performance obligations.
Product Revenue
Hardware.
 Hardware revenue from the sale of the Company’s Motion Capture Systems, Sensor Modules, and DOT Wearables is recognized when the Company transfers control to the customer, typically at the time when the product is delivered or shipped at which time the title passes to the customer, and there are no further performance obligations with regards to the hardware device.
On-premise
Software Licenses
. Revenue from
on-premise
software licenses, which are included with the Motion Capture Systems, Sensor Modules, and DOT Wearables to enable character animation, human motion analysis, sensor fusion, and software to produce useful information from raw sensor data, is recognized when the Company transfers control to the customer, typically at the time when the software is made available for use by the customer, and there are no further performance obligations with regards to the on-premise
software license.
Service Revenue
Support and Maintenance Services
. The Company includes 1 to 3 years of support and maintenance services with the motion capture systems hardware offerings, and also separately sells extended support and maintenance services contracts. The support and maintenance services contracts allow customers to receive software updates to their on-premise
licenses as well as access to the Company’s support team. The separately priced support and maintenance service contracts range from 12 months to 36 months, with the average contract length approximately 18 months. The Company typically receives payment at the inception of the contract and recognizes revenue on a straight-line basis over the term of the contract.
Software as a Service.
 Software as a Service (“SaaS”) subscription revenue is primarily composed of Kinduct Human Performance Software and is recognized over time on a ratable basis over the contract term beginning on the date that the service is made available to the customer. Subscription periods range from monthly to multi-year, with the majority of contracts being one to three years and the average contract length approximately 18 months. The Company’s MotionCloud platform is currently under development and available only in beta version to solicit initial customer feedback. As a result, the Company has received de minimis revenues to date from fees related to the MotionCloud platform.
Non-recurring
Engineering.
From time to time, the Company enters into special
non-recurring
engineering design service agreements. Revenues from
non-recurring
engineering design services are designed to meet specifications of a particular product, and generally do not create an asset with an alternative use. The Company generally recognizes revenue based on the achievement of certain applicable milestones and the amount of payment the Company determines it is entitled to at the time.
With respect to revenue related to third party product sales or other arrangements that involve the services of another party, for which the Company does not control the sale or service and acts as an agent to the transaction, the Company recognizes revenue on a net basis. The portion of the gross amount billed to customers that is remitted by the Company to another party is not reflected as revenue.
Multiple Performance Obligations
The Company’s contracts with customers may include commitments to transfer multiple products and services to a customer. When hardware, software and services are sold in various combinations, judgment is required to determine whether each performance obligation is considered distinct and accounted for separately, or not distinct and accounted for together with other performance obligations. The Company considered the performance obligations in its contracts and determined that, for the majority of its revenue, the Company generally satisfies performance obligations at a point in time upon delivery of the hardware or on-premise
software to the customer. In instances where the
on-premise
software license elements sold with hardware for various products are considered to be functioning together with hardware elements to provide the intended benefit to the customer, these arrangements are accounted for as a single distinct performance obligation separately from any service component.
Standalone Selling Price
Judgment is required to determine the stand-alone selling price (“SSP”) for each distinct performance obligation. When available, the Company maximizes observable inputs to determine SSP. In instances where SSP is not directly observable, such as when the Company does not sell the product or service separately, it determines the SSP based on a cost-plus model as market and other observable inputs are seldom present based on the proprietary nature of the Company’s products.
The transaction price is allocated to each performance obligation in a contract to record revenues in the amount of consideration that a provider expects to be entitled to receive in exchange for transferring goods or services. Generally, this allocation is based on the relative selling price method, where the SSP is determined for each performance obligation at contract inception and is based on observable prices. When contracts include variable consideration such as a discount, the discount is allocated proportionately to all performance obligations in the contract.
For contracts with multiple performance obligations, revenue is allocated to the hardware, on-premise
software, SaaS, and support and maintenance performance obligations based on their relative SSP. Judgement is required in estimating SSP for each distinct performance obligation. Management determines SSP by maximizing observable inputs such as standalone sales where they exist. The Company performed an analysis to determine if its actual sales prices fall within a narrow band of the list price, which in conjunction with other evidence caused the Company to determine that its list prices for support and maintenance services approximated SSP and therefore may be used in the relative fair value allocation.
Shipping and Handling Costs
The Company has elected to account for shipping and handling costs as fulfillment costs after the customer obtains control of the goods. Shipping and handling of production is recorded as cost of revenues and were $0.5 million and $0.3 million for the years ended December 31, 2022 and 2021, respectively.
Contract Balances
Contract Assets
Under ASC 606, contract assets include amounts related to the contractual right to consideration for both completed and partially completed performance obligations that may not have been invoiced. Timing of revenue recognition may differ from the timing of invoicing to customers. If revenue recognized on a contract exceeds the billings, then the Company records an unbilled receivable for that excess amount, which is included as part of accounts receivable, net in the consolidated balance sheets. The Company had $0.2 million and nil, respectively, of contract assets as of December 31, 2022 and 2021. There were no impairment losses associated with contracts with customers for the years ended December 31, 2022 and
2021.

Contract Liabilities
The Company’s contract liabilities primarily consist of deferred revenue arising from billings and payments received in advance of revenue recognition. The Company primarily bills and collects payments in advance from customers for its SaaS subscriptions and services related to maintenance and support. The Company initially records the fees as deferred revenue and then recognizes revenue as performance obligations are satisfied over the subscription or support period. Deferred revenue to be recognized within the next twelve months is included in current deferred revenue, and the remainder is included in long-term deferred revenue in the consolidated balance sheets.
Customer deposits are recorded as other liabilities for refundable amounts that are collected in advance of the satisfaction of performance obligations and as deferred revenue for non-refundable
amounts that are collected in advance of the satisfaction of performance obligations. Customer deposits represents advances paid for certain prototype
testing upon signing of contract. Customer deposits become refundable upon execution of orders. Customers are given 2 years to place an order. If the customer has not placed an order after 2 years, then the customer deposits are recognized as revenue. Customer deposits amounted to $0.4 million and $0.4 million as of December 31, 2022 and 2021, respectively.

Government Subsidies
Government Subsidies
From time to time the Company receives government subsidies generally in the form of refundable tax credits. Government grants are recorded in the consolidated financial statements in accordance with their purpose, generally as a reduction of expense or as other income. The benefit is recorded when all conditions attached to the incentive have been met or are expected to be met and there is reasonable assurance of their receipt. For the year ended December 31, 2022, the Company recorded $1.4 million of government subsidies pursuant to the Digital Media Tax Credit (“DMTC”) as a reduction in payroll expense and a related receivable, and $0.1 million in other miscellaneous government subsidies as other income, net. In connection with receipt of the DMTC subsidy, the Company incurred
$0.2 million of professional services expense. The DMTC subsidy relates to payroll expenses incurred for the years ended December 31, 2021 and 2020. The Company has no further obligations with respect to the DMTC subsidy and after considering the recapture provisions, determined it would be appropriate to not raise a valuation allowance against the DMTC receivable. For the year ended December 31, 2021, the Company recorded $0.3 million of government subsidies as other income, net.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In the normal course of business, the Company provides non-collateralized
credit terms to its customers. The Company routinely analyzes accounts receivable and considers history, customer creditworthiness, facts and circumstances specific to outstanding balances, current economic trends, and payment term changes when evaluating adequacy of the allowance for doubtful accounts. For the years ended December 31, 2022 and 2021
,
the allowance for doubtful accounts was $0.1 million and insignificant, respectively.

Cost of Revenues
Cost of Revenues
Cost of revenues primarily consist of costs associated with the procurement of raw materials and manufacture of our sensor module solutions, amortization of certain acquired intangibles, hosting and delivery services for our SaaS platform to support our subscribers, personnel-related expenses associated with provision of non-recurring
engineering services, manufacturing, customer support, and employees directly engaged in providing the SaaS service to our customers including salaries, benefits, and bonuses; software licensing fees, and shipping costs

Research and Development Costs
Research and Development Costs
The Company’s research and development (“R&D”) efforts are focused on the development and design of sensor fusion modules and motion capture systems, as well as the continued development of advanced software platforms directed to the improvement of the Company’s existing technologies. The R&D organization works with the Company’s manufacturing facilities, suppliers and customers to improve sensor module designs and lower manufacturing costs. Research and development costs are charged to expense as incurred.

Software Development Costs
Software Development Costs
Generally, the Company’s
external-use
software products are released soon after technological feasibility has been established. As a result, costs incurred between the establishment of technological feasibility and public availability are not material. The Company’s internal-use
software development generally follows the agile methodology, as such the Company has determined that not enough time elapses between the Application Development stage and Operation stage to accumulate material costs for capitalization. Accordingly, the Company expenses internal-use
and
external-use
software development costs as incurred. If material software development costs that are eligible for capitalization are incurred, they would be capitalized. Software development costs are included in R&D expense in the accompanying consolidated statements of operations.

Product Warranty
Product Warranty
The Company’s products are sold with a standard limited warranty for a period ranging from one to two years, warranting that the product conforms to specifications and is free from material defects in design, materials and workmanship. The Company estimates the costs of repairing or replacing products under warranty based on the historical average cost. The Company periodically assesses the adequacy of its recorded product warranty liabilities and adjusts the balances as required. At the time revenue is recognized, the Company establishes an accrual for estimated warranty expenses associated with its sales, recorded as a component of cost of revenues. As of both December 31, 2022 and 2021, the Company has established a warranty reserve of $0.1 million, which is included in accrued expenses and other current liabilities in the accompanying consolidated balance sheets. Warranty expense is recorded as a component of cost of revenues in the consolidated statements of operations. The Company incurred an insignificant amount of warranty expense for the years ended December 31, 2022 and 2021.

Non-controlling Interests
Non-controlling
Interests
Non-controlling
interest represents the equity interest in a subsidiary that is not attributable, either directly or indirectly to the Company and is shown as a component of stockholders’ equity on the consolidated balance sheets. The share of loss attributable to non-controlling
interest is shown as a component of loss in the consolidated statement of operations.

Stock-based Compensation
Stock-based Compensation
The Company recognizes stock-based compensation expense over the requisite service period on a straight-line basis for all stock-based payments that are expected to vest to employees, non-employees,
and directors. Equity-classified awards issued to employees, non-employees
and directors are measured at the grant-date fair value of the award. Forfeitures are recognized as they occur. For accounting purposes, the Company estimates grant-date fair value of stock options using the Black-Scholes option-pricing model. The model requires the input of the fair value of the underlying common stock, the risk-free interest rates, the expected term of the option, the expected volatility of the price of the Company’s common stock and the expected dividend yield of the Company’s common stock.

Debt and Equity Issuance Costs
Debt and Equity Issuance Costs
Debt and equity issuance costs, which primarily consist of direct and incremental banking, legal, accounting, consulting, and printing fees relating to the merger transaction described in Note 18.
Subsequent Events
, are capitalized and allocated between the debt and equity elements of the transaction. Debt issuance costs of $2.4 million relating to the issued
Pre-Close
Notes and unissued Venture Linked Notes have been expensed in the year ended December 31, 2022, as the Company elected the fair value option for the
Pre-Close
Notes which closed on November 14, 2022, and subsequently elected the fair value option for the Venture Linked Notes. The Company has an additional $4.1 million of equity issuance costs allocated to the equity offering capitalized at December 31, 2022, within capitalized equity issuance costs and other assets on the consolidated balance sheet, and will offset this amount of equity issuance costs against proceeds received upon the consummation of the transaction which occurred in February 2023. As of December 31, 2021, the Company had not incurred such costs.

Fair Value Measurements
Fair Value Measurements
The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which to transact and the market-based risk. The Company applies fair value accounting for all financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. The carrying amounts reported in the consolidated financial statements approximate the fair value for cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses and other current liabilities, due to their short-term nature.

Litigation
Litigation
The Company is, from time to time, party to various legal proceedings arising in the ordinary course of business. The Company records a loss when information indicates that a loss is both probable and estimable. Where a liability is probable and there is a range of estimated loss with no best estimate in the range, the Company records the minimum estimated liability related to the claim. As additional information becomes available, the Company assesses the potential liability related to the Company’s pending litigation and revises its estimates, if necessary. The Company expenses litigation costs as incurred. Refer to Note 17.
Commitments and Contingencies
.

Preferred Stock Redemption and Classification
Preferred Stock Redemption and Classification
The Series
D-1
convertible redeemable preferred stock (the “Series
D-1
Preferred Stock”) contains a liquidation preference whereby holders of the Series
D-1
Preferred Stock are entitled to receive consideration equal to their original issue price plus all declared but unpaid dividends, prior to payment to the holders of other series of convertible preferred stock or the holders of common stock. As such, the holders of the Series
D-1
Preferred Stock could receive cash entirely while the holders of subordinated equity instruments could receive nothing or cash plus other assets of the company, which is not the same form of consideration as the holders of the Series
D-1
Preferred Stock. Likewise, the Series E Preferred Stock has a liquidation preference to the Series D Preferred Stock, Series C Preferred Stock, and Series B and Series A Preferred Stock. The Series D Preferred Stock has a liquidation preference to the Series C Preferred Stock, and Series B and Series A Preferred Stock. The Series C Preferred Stock has a liquidation preference to Series B and Series A Preferred Stock. The Series B and Series A Preferred Stock have a liquidation preference to the Common Stock.
The Series
D-1
Preferred Stock is redeemable at a price per share equal to the original issue price of $4.5713 per share, plus an amount per share equal to 8% of the original issue price for each year following the original issue date, not more than 60 days after receipt of a written notice from a majority of the Series
D-1
shareholders by the Company at any time on or after September 28, 2023.
As the preferred stockholders have the ability to control a majority of the votes of the board of directors, a deemed redemption may occur that is in the control of the preferred stockholders and outside the control of the Company, and holders of common stock may not receive the same form of consideration as the holders of the preferred stock, the Company concluded that the preferred stock is redeemable at the option of the holder and should be classified in mezzanine equity on the consolidated balance sheets.

Net income per ordinary share
Earnings per Share
Basic and diluted earnings per share attributable to common stockholders is presented in conformity with the two-clas
s
method required for participating securities. The Company considers all series of its convertible preferred stock to be participating securities. Income or loss is attributed to common stockholders and participating securities based on their participation rights. Loss attributable to common stockholders is not allocated to the convertible preferred stock as the holders of the convertible preferred stock do not have a contractual obligation to share in any losses.

Under the
two-class
method, basic earnings per share attributable to common stockholders is computed by dividing net income or loss by the weighted-average number of shares of common stock outstanding during the year. Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of convertible preferred stock, stock options, preferred stock warrants and common stock warrants.

Lease Accounting
Lease Accounting
The Company determines if an arrangement is a lease at inception. The Company’s operating lease agreements are primarily for real estate and are included within right-of-use
assets, net, accrued expenses and other current liabilities, and other long-term liabilities on the consolidated balance sheets. The Company elected the practical expedient to combine its lease and related non-lease
components for all its leases.
Right-of-use
(“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Variable lease payments that do not depend on an index or rate are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. The Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. ROU assets also include any lease prepayments made and exclude lease incentives. Many of the Company’s lease agreements include options to extend the lease, which are not included in the Company’s minimum lease terms unless they are reasonably certain to be exercised. Rental expense for lease payments related to operating leases is recognized on a straight-line basis over the lease term.

Comprehensive Income (Loss)	Comprehensive Income (Loss) Comprehensive income (loss) includes all temporary changes in equity (net assets) during a period from non-owner sources.
Income Taxes
Income Taxes
Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts or existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period of enactment. The Company records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not.
The Company recognizes the tax benefit from an uncertain tax position if it is more likely than not that the tax position will be sustained upon examination by the tax authorities, based on the merits of the position. The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of income tax expense or benefit.

Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In February 2016, the FASB issued ASC 842,
Leases
, (“ASC 842”) a new standard requiring lessees to recognize operating and finance lease liabilities on the balance sheet, as well as corresponding right-of-use
(“ROU”) assets. This standard also made some changes to lessor accounting and aligns key aspects of the lessor accounting model with the revenue recognition standard. In addition, disclosures are required to enable users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. ASC 842 requires adoption using the modified retrospective approach, with the option of applying the requirements of the standard either i) retrospectively to each prior comparative reporting period presented, or ii) retrospectively at the beginning of the period of adoption. The Company adopted ASC 842 on January 1, 2022, on a modified retrospective basis, and did not restate prior comparative periods.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
. ASU
2019-12
removes certain exceptions to the general principles in Topic 740 and clarifies and amends existing guidance to improve consistent application. The Company adopted ASU
2019-12
on January 1, 2022, which did not have a material impact on its consolidated financial statements.
In January 2020, the FASB issued ASU
No. 2020-01,
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815
. The ASU is based on a consensus of the Emerging Issues Task Force and is expected to increase comparability in accounting for these transactions. ASU
2016-01
made targeted improvements to accounting for financial instruments, including providing an entity the ability to measure certain equity securities without a readily determinable fair value at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Among other topics, the amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting. The Company adopted ASU
2020-01
on January 1, 2022, which did not have a material impact on its consolidated financial statements.
In May 2021, the FASB issued ASU
No. 2021-04,
Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic
470-50),
Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force)
. This guidance clarifies certain aspects of the current guidance to promote consistency among reporting of an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. Early adoption is permitted for all entities, including adoption in an interim period. The Company adopted ASU
2021-04
on January 1, 2022, which did not have a material impact on its consolidated financial statements.

Significant Risks and Uncertainties
Significant Risks and Uncertainties
The Company is subject to those risks common in the technology industry and also those risks common to early stage companies including, but not limited to, the possibility of not being able to successfully develop or market its products as forecasted, technological obsolescence, competition, dependence on key personnel and key external alliances, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.

Accounting Pronouncements Not Yet Adopted
Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326)
to replace the incurred loss impairment methodology under current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The Company will be required to use a forward-looking expected credit loss model for accounts receivable and other financial instruments, including available-for-sale
debt securities. The standard will be effective for the Company beginning in 2023, with early adoption permitted. The Company is currently evaluating the potential impact of this standard on its consolidated financial statements.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted
method. ASU
2020-06
is effective for private companies’ fiscal years beginning after December 15, 2023, respectively, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the timing of adoption and the impact of this ASU on its consolidated financial statements.

PATHFINDER ACQUISITION CORPORATION [Member]
Basis of Presentation
Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements of the Company include its wholly-owned subsidiaries in connection with the Business Combination. All inter-company accounts and transactions are eliminated in consolidation.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liability. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of December 31, 2022 and 2021.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Warrant Liabilities
Derivative Warrant Liabilities
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to FASB ASC Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.

The warrants issued in connection with the Initial Public Offering (the “Public Warrants”) and the Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the carrying value of the instruments to fair value at each reporting period until they are exercised or expire. The initial fair value of the Public Warrants issued in connection with the Public Offering and the fair value of the Private Placement Warrants have been estimated using a binomial lattice model in a risk-neutral framework. The fair value of the Public Warrants as of December 31, 2022 and 2021 is based on observable listed prices for such warrants. As the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant. Derivative warrant liabilities are classified as non-current
liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Offering Costs Associated with the Initial Public Offering
Offering Costs Associated with the Initial Public Offering
Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with derivative warrant liabilities were expensed as incurred and presented as non-operating
expenses in the consolidated statements of operations. Offering costs associated with the Class A ordinary shares issued were charged against the carrying value of the Class A ordinary shares subject to possible redemption upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current
liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Class A Ordinary Shares Subject to Possible Redemption
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption (if any) is classified as liability instruments and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly,
32,500,000
 Class A ordinary shares subject to possible redemption is presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s consolidated balance sheets.
The Company has elected to recognize changes in redemption value immediately as they occur and adjust the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid-in
capital (if available) and accumulated deficit.

Net income per ordinary share
Net income per ordinary share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata between the two classes of shares. Net income per ordinary share is calculated by dividing the net income by the weighted average shares of ordinary shares outstanding for the respective period.
The calculation of diluted net income does not consider the effect of the warrants underlying the Units sold in the Initial Public Offering (including the Over-allotment Units) and the private placement warrants to purchase an aggregate of 10,750,000
Class A ordinary shares in the calculation of diluted income per share, because in the calculation of diluted income per share, because their exercise is contingent upon future events and their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted net income per share is the same as basic net income per share for the years ended December 31, 2022 and 2021. Accretion associated with the redeemable Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value. The Company has considered the effect of Class B ordinary shares that were excluded from weighted average number as they were contingent on the exercise of the over-allotment option by the underwriters. Since the contingency was satisfied, the Company included these shares in the weighted average number as of the beginning of the interim period to determine the dilutive impact of these shares.
The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share of ordinary shares:

	For The Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss), basic	$(173,252)	$(43,313)	$6,201,121	$1,772,180
Allocation of net income (loss), diluted	$(173,252)	$(43,313)	$6,186,773	$1,786,528
Denominator:
Basic weighted average ordinary shares outstanding	32,500,000	8,125,000	28,136,986	8,041,096
Diluted weighted average ordinary shares outstanding	32,500,000	8,125,000	28,136,986	8,125,000

Basic net income (loss) per ordinary share	$(0.01)	$(0.01)	$0.22	$0.22

Diluted net income (loss) per ordinary share	$(0.01)	$(0.01)	$0.22	$0.22

Investments Held in the Trust Account
Investments Held in the Trust Account
The Company’s portfolio of investments held in the Trust Account is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities, or a combination thereof. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income from investments held in Trust Account in the accompanying consolidated statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of
$250,000
. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations and cash flows.
Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities which qualify as financial instruments under the FASB ASC Topic 820, “Fair Value Measurements” approximate the carrying amounts represented in the consolidated balance sheets, except for derivative warrant liabilities (see note
10
).

Income Taxes
Income Taxes
The Company complies with the accounting and reporting requirements of FASB ASC Topic 740, “Income Taxes” (“ASC 740”), which prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman federal income tax regulations, income taxes were not levied on the Company for the year ended December 31, 2022. Consequently, income taxes are not reflected in the Company’s consolidated financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In June 2022, the FASB issued ASU
2022-03,
ASC Subtopic 820 “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”. The ASU amends ASC 820 to clarify that a contractual sales restriction is not considered in measuring an equity security at fair value and to introduce new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value. The ASU applies to both holders and issuers of equity and equity-linked securities measured at fair value. The amendments in this ASU are effective for the Company in fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company is still evaluating the impact of this pronouncement on the consolidated financial statements.
The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards updates, if currently adopted, would have a material effect on the Company’s consolidated financial statements.